Prepaid Expenses and Other Receivables, Net - Schedule of Prepayments and Other Current Assets, Net (Details) - USD ($)		Dec. 31, 2025	Jun. 30, 2025
Schedule of Prepayments and Other Current Assets, Net [Abstract]
Deposits		$ 989	$ 40,499
Prepaid social funds		25,876	25,323
Prepaid expenses	[1]		612,500
Others	[2]	143,329	43,136
Total		170,194	721,458
Less: allowance for expected credit losses
Total prepayments and other receivables, net		$ 170,194	$ 721,458

[1]	The prepaid expenses represent the expenses prepaid and subject to amortization over the service period.
[2]	Others includes the advances to employees for business purpose and other prepayments.